Income Taxes - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Deferred tax assets, tax credit carryforwards, foreign	$ 37
Earnings attributable to foreign subsidiaries that have permanently reinvested abroad	6,000
Earnings attributable to foreign subsidiaries that have been permanently reinvested abroad,estimated U.S. tax liability if these earnings were to be repatriated	1,200
Tax reserves	146	$ 649	$ 669	$ 866
Impact on effective tax rate if tax reserves were unnecessary	146
Accrued interest, related to income taxes in the balance sheet	18
Additional tax expense related to interest	2	$ 2
Reasonably possible decrease in uncertain tax positions within the next 12 months, if a re-evaluation is required	13
Germany
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 130